Supplemental Cashflow Information (Schedule of Changes in Liabilities Arising from Financing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amortization of transaction costs , discount	$ 475	$ 116
Bank Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	69,302	39,871
Liabilities arising from financing activities as adjusted		69,302
Additions	40,000	30,000
Interest	128	116
Transaction costs		(1,338)
Loss on debt modifications		653
Liabilities arising from financing activities at end of period	109,430	69,302
Debenture
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	46,000
Interest	347
Transaction costs	(2,101)
Equity component	(7,141)
Liabilities arising from financing activities at end of period	37,105
Lease obligation
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	8,766	906
Liabilities arising from financing activities as adjusted		16,082
Additions	14,944	9,792
Interest	1,848
Payments	(9,048)	(1,932)
Foreign exchange	53
Liabilities arising from financing activities at end of period	23,879	8,766
Lease obligation | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Initial recognition of IFRS 16		7,316
Interest rate swaps
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	(224)	(140)
Liabilities arising from financing activities as adjusted		(224)
Interest		228
Change in fair value	(670)	(312)
Liabilities arising from financing activities at end of period	$ (894)	$ (224)